Prepayments and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Current prepayments and current accrued income including current contract assets [abstract]
Schedule of prepayments and other receivables
	2025	2024
	€’000	€’000
Prepayments	34	45
Trade receivables	3,259	2,958
VAT recoverable	-	13
Other receivables	47	48
	3,340	3,064